KEMPER INCOME FUNDS
                             Kemper High Yield Fund
                       Kemper High Yield Opportunity Fund
                   Kemper Income And Capital Preservation Fund
                     Kemper Short-Term U.S. Government Fund*
                         Kemper Strategic Income Fund**
                     Kemper U.S. Government Securities Fund
                            Kemper U.S. Mortgage Fund

                            SUPPLEMENT TO PROSPECTUS
                             DATED JANUARY 1, 1999,
                          AS REVISED FEBRUARY 8, 1999

                               --------------------
                                 CLASS I SHARES
                               --------------------

* On February 5, 1999, Kemper Short-Intermediate Government Fund was reorganized into Kemper Adjustable Rate U.S. Government Fund. Kemper Adjustable Rate U.S. Government Fund was then renamed Kemper Short-Term U.S. Government Fund, and its objective and policies were changed accordingly.

**       Formerly Kemper Diversified Income Fund

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance

March 29, 1999

Group's collateral investment program investing at least $200,000 in a Fund; and
(6) investment companies managed by Scudder Kemper that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

PAST PERFORMANCE

The charts and tables contained in the accompanying prospectus provide some indication of the risks of investing in the funds by illustrating how the funds have performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. Additional financial information for those funds which currently have Class I shares outstanding is set forth below.

Average Annual Total Returns -- Class I shares

For periods ended December                                       Inception
31, 1997                          One Year      Life of Class    of Class
--------                          --------      -------------    --------
Kemper High Yield Fund             11.91%          14.45%        12/29/94
Salomon Brothers Long-Term
High Yield Bond Index*             17.74%         17.99%**          --

-----------
* The Salomon Brothers Long-Term High Yield Bond Index is on a total return basis and is comprised of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Service, Inc. This index is unmanaged. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.

**   For the period of 12/31/94 through 12/31/97.

For periods ended December                                       Inception
31, 1997                          One Year       Life of Class    of Class
--------                          --------       -------------    --------
Kemper Income And Capital
Preservation Fund                 9.02%             7.66%          7/3/95
Lehman Brothers Aggregate
Bond Index*                       9.65%            7.85%**           --

-----------
* The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities, and mortgage backed securities. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses, or sales charges.

**   For the period of 6/30/95 through 12/31/97.

For periods ended December                                        Inception
31, 1997                         One Year       Life of Class     of Class
--------                         --------       -------------     --------
Kemper U.S. Government
Securities Fund                   9.35%             7.43%          7/3/95
Salomon Brothers
30-Year GNMA Index*               9.39%            8.27%**           --

-----------
* The Salomon Brothers 30-Year GNMA Index is unmanaged, is on a total-return basis with all dividends reinvested and is comprised of GNMA 30-year pass throughs of single family and graduated payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.

**   For the period of 6/30/95 through 12/31/97.

EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder fees: Fees paid directly from your investment.

                      Maximum
                       Sales      Maximum     Maximum
                      Charge     Deferred      Sales
                      (Load)       Sales       Charge
                    Imposed on    Charge       (Load)
                     Purchases    (Load)     Imposed on
                    (as a % of  (as a % of   Reinvested
                     offering   redemption   Dividends/   Redemption  Exchange
                      price)     proceeds)  Distributions    Fee       Fee
                      ------     ---------  -------------    ---       ---

Kemper High Yield
Fund                   None        None         None        None       None

Kemper High Yield
Opportunity Fund       None        None         None        None       None

                      Maximum
                       Sales      Maximum     Maximum
                      Charge     Deferred      Sales
                      (Load)       Sales       Charge
                    Imposed on    Charge       (Load)
                     Purchases    (Load)     Imposed on
                    (as a % of  (as a % of   Reinvested
                     offering   redemption   Dividends/   Redemption  Exchange
                      price)     proceeds)  Distributions    Fee       Fee
                      ------     ---------  -------------    ---       ---

Kemper Income And
Capital
Preservation Fund      None        None         None        None       None

Kemper Short-Term
U.S. Government
Fund                   None        None         None        None       None

Kemper Strategic
Income Fund            None        None         None        None       None

Kemper U.S.
Government
Securities Fund        None        None         None        None       None

Kemper U.S.
Mortgage Fund          None        None         None        None       None


Annual fund operating expenses: Expenses that are deducted from fund assets.


                                                                 Total Annual
                                                                     Fund
                        Management  Distribution     Other         Operating
                           Fee      (12b-1) Fees    Expenses*      Expenses*
                           ---      ------------    ---------      ---------

Kemper High
Yield Fund                0.52%          None        0.08%          0.60%

Kemper High Yield
Opportunity Fund          0.65%          None        0.36%          1.01%

Kemper Income And
Capital Preservation
Fund                      0.53%          None        0.13%          0.66%

Kemper Short-Term
U.S. Government Fund      0.55%          None        0.19%          0.74%

Kemper Strategic
Income Fund               0.56%          None        0.12%          0.68%

                                                                 Total Annual
                                                                     Fund
                        Management  Distribution     Other         Operating
                           Fee      (12b-1) Fees    Expenses*      Expenses*
                           ---      ------------    ---------      ---------

Kemper U.S.
Government
Securities Fund           0.41%          None        0.16%          0.57%

Kemper U.S. Mortgage
Fund                      0.51%          None        0.13%          0.64%

-----------
* Estimated for Kemper Short-Term U.S. Government Fund, Kemper Strategic Income Fund, Kemper High Yield Opportunity Fund and Kemper U.S. Mortgage Fund since no Class I shares were issued as of the respective fiscal year ends.

Example

This example is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                              1 Year      3 Years      5 Years     10 Years
                              ------      -------      -------     --------

Kemper High Yield Fund           $61        $192         $335          $750

Kemper High Yield
Opportunity Fund                $103        $322         $558        $1,236

Kemper Income And Capital
Preservation Fund                $67        $211         $368          $822

Kemper Short-Term
U.S. Government Fund             $76        $237         $411          $918

Kemper Strategic
Income Fund                      $69        $218         $379          $847

Kemper U.S. Government
Securities Fund                  $58        $183         $318          $714

Kemper U.S.
Mortgage Fund                    $65        $205         $357          $798

FINANCIAL HIGHLIGHTS

No financial information is presented for Class I shares of Kemper Short-Term U.S. Government Fund, Kemper Strategic Income Fund, Kemper High Yield Opportunity Fund and Kemper U.S. Mortgage Fund, since no Class I shares were issued as of the respective fiscal year ends of the funds.

Kemper High Yield Fund

                                                                   December
                                                                  29, 1994 to
                                                                   September
                                   Year ended September 30,          30,
CLASS I                           1998       1997        1996       1995
------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                       $8.50       8.23        8.01       7.55
------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income             .76        .78         .78        .66
------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                      (.78)       .31         .23        .39
------------------------------------------------------------------------------
Total from investment
  operations                       (.02)      1.09        1.01       1.05
------------------------------------------------------------------------------
Less distribution from net
  investment income                 .80        .82         .79        .59
------------------------------------------------------------------------------
Net asset value, end of period    $7.68       8.50        8.23       8.01
------------------------------------------------------------------------------
Total return (not annualized)      (.66)%    13.96       13.32      14.37
------------------------------------------------------------------------------
Ratios to average net assets
(annualized)
Expenses                           .60%        .62         .61        .61
------------------------------------------------------------------------------
Net investment income             9.38%       9.44        9.72      10.70
------------------------------------------------------------------------------


                                     Year ended September 30,
                        1998        1997       1996       1995        1994
------------------------------------------------------------------------------
Supplemental data for
  all classes
  Net assets at end of
  year (in thousands)  $4,784,262  4,939,302  4,096,939  3,527,954   3,152,029
------------------------------------------------------------------------------
Portfolio turnover
rate                      92%          91        102         99          93
------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges.

Kemper Income And Capital Preservation Fund

                                                                   July 3 to
                                       Year ended October 31,      October 31,
CLASS I                              1998       1997      1996       1995
------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                          $8.53       8.45       8.61      8.52
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                .56        .59        .60       .19
------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                          .15        .08       (.15)      .12
------------------------------------------------------------------------------
Total from investment operations       .71        .67        .45       .31
------------------------------------------------------------------------------
Less distribution from net
  investment income                    .57        .59        .61       .22
------------------------------------------------------------------------------
Net asset value, end of period       $8.67       8.53       8.45      8.61
------------------------------------------------------------------------------
Total return (not annualized)        8.62%       8.26       5.45      3.65
------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                              .66%        .70        .72       .62
------------------------------------------------------------------------------
Net investment income                6.52%       7.02       7.14      6.87
------------------------------------------------------------------------------


                                        Year ended October 31,
                             1998        1997      1996       1995     1994
------------------------------------------------------------------------------
Supplemental data for
  all classes
Net assets at end of year
  (in thousands)           $694,057    613,470    572,998   649,427   510,432
------------------------------------------------------------------------------
Portfolio turnover rate       121%         164         74       182       163
------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges.

Kemper U.S. Government Securities Fund

                                                                   July 3 to
                                       Year ended October 31,      October 31,
CLASS I                             1998       1997      1996        1995
------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of
period                              $8.81       8.74       8.92      8.88
------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income               .59        .66        .64       .22
------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                         .07        .06      (.17)       .04
------------------------------------------------------------------------------
Total from investment operations      .66        .72        .47       .26
------------------------------------------------------------------------------
Less distribution from net
  investment income                   .62        .65        .65       .22
------------------------------------------------------------------------------
Net asset value, end of period      $8.85       8.81       8.74      8.92
------------------------------------------------------------------------------
Total return (not annualized)       7.75%       8.60       5.56      3.02
------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                             .57%        .60        .59       .53
------------------------------------------------------------------------------
Net investment income               6.73%       7.52       7.35      7.07


                                        Year ended October 31,
                             1998       1997       1996      1995      1994
------------------------------------------------------------------------------
Supplemental data for
  all classes
Net assets at end of year
  (in thousands)          $3,442,212  3,642,027 4,163,157  4,738,415 4,941,151
------------------------------------------------------------------------------
Portfolio turnover rate       150%         261       391        362     1,000
------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Per share data were determined based on average shares outstanding during the year ended October 31, 1998.

SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.